UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        SEPTEMBER 30, 2003
                                                ----------------------------

Check here if Amendment  [  ];  Amendment Number:
                                                  ---------
       This Amendment  (Check only one.):  [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ SHANNA S. SULLIVAN            GREENWICH, CT           OCTOBER 28, 2003
 ---------------------------  --------------------------   --------------------
        (Signature)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:  Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         55
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,006,264
                                                     ------------------------
                                                           (thousands)


List of Other Included Managers:

                                    NONE

            Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                          9/30/2003

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               Item 1            Item 2   Item 3       Item 4   Item 5            Item 6         Item 7           Item 8
           Name of Issuer         Title   Cusip    Mkt. Value   Shares    INVESTMENT DISCRETION   Mgrs.      VOTING AUTHORITY
                                                                          ---------------------              ----------------
                                   of     Number      x $1000              Sole  Shared   Other           Sole     Shared      None
                                  Class                                    (A)     (B)     (C)            (A)        (B)        (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.      COMMON    00817Y108     86,614   1,419,200   X                           1,268,200      0     151,000
Altria Group, Inc.             COMMON    02209S103        880      20,100   X                                   0      0      20,100
Ambac Financial Group, Inc     COMMON    023139108     48,454     757,100   X                             680,500      0      76,600
AOL Time Warner                COMMON    00184A105     51,466   3,406,100   X                           3,046,400      0     359,700
Aon Corporation                COMMON    037389103     38,018   1,823,400   X                           1,627,300      0     196,100
Baxter International Inc       COMMON    071813109     83,664   2,879,000   X                           2,563,400      0     315,600
Berkshire Hathaway, Inc.       COMMON    084670108    135,525       1,807   X                               1,610      0         197
CenturyTel, Inc.               COMMON    156700106     78,320   2,311,000   X                           2,049,500      0     261,500
Chubb Corporation              COMMON    171232101     96,743   1,491,100   X                           1,329,900      0     161,200
CitiGroup, Inc.                COMMON    172967101      1,368      30,053   X                                   0      0      30,053
Citizen's Communications       COMMON    17453B101     60,138   5,364,700   X                           4,774,400      0     590,300
ConocoPhillips Inc             COMMON    20825C104     77,099   1,408,200   X                           1,250,100      0     158,100
Countrywide Financial Corp.    COMMON    222372104     61,019     779,500   X                             691,300      0      88,200
Dana Corporation               COMMON    235811106     54,583   3,537,451   X                           3,158,900      0     378,551
Devon Energy Corporation       COMMON    25179M103     57,539   1,194,000   X                           1,059,100      0     134,900
Electronic Data Systems Co.    COMMON    285661104        404      20,000   X                                   0      0      20,000
Engelhard Corporation          COMMON    292845104     70,387   2,543,800   X                           2,271,700      0     272,100
Equifax Incorporated           COMMON    294429105     70,077   3,146,700   X                           2,790,900      0     355,800
Freddie Mac                    COMMON    313400301     92,241   1,762,000   X                           1,572,200      0     189,800
Fannie Mae                     COMMON    313586109      1,313      18,700   X                                   0      0      18,700
Georgia Pacific Corporation    COMMON    373298108     91,390   3,770,200   X                           3,367,700      0     402,500
Goodrich Corporation           COMMON    382388106     20,587     849,300   X                             766,400      0      82,900
HCA Inc                        COMMON    404119109     10,807     293,200   X                             264,700      0      28,500
Halliburton Company            COMMON    406216101     76,950   3,173,200   X                           2,831,300      0     341,900
Honda Motor Co. Ltd            COMMON    438128308     49,259   2,443,400   X                           2,171,000      0     272,400
Interpublic Group of Cos.      COMMON    460690100     96,334   6,822,500   X                           6,080,800      0     741,700
KB Home Corporation            COMMON    48666K109        656      11,000   X                                   0      0      11,000
King Pharmaceuticals, Inc.     COMMON    495582108     54,413   3,591,600   X                           3,186,000      0     405,600
Laboratory Corp of America     COMMON    50540R409     69,465   2,420,400   X                           2,148,500      0     271,900
Liberty Media Corporation      COMMON    530718105     76,184   7,641,300   X                           6,819,600      0     821,700
MBIA Inc.                      COMMON    55262C100     49,984     909,300   X                             818,800      0      90,500
Marathon Oil Corporation       COMMON    565849106     87,940   3,085,600   X                           2,734,600      0     351,000
McDonald's Corporation         COMMON    580135101     68,059   2,891,200   X                           2,579,800      0     311,400
Merck & Co. Inc.               COMMON    589331107        729      14,400   X                                   0      0      14,400
Newhall Land & Farming Co.     COMMON    651426108        435      11,000   X                                   0      0      11,000
Nokia Corporation              COMMON    654902204     73,989   4,742,900   X                           4,214,200      0     528,700
North Fork Bancorp             COMMON    659424105      7,304     210,200   X                             190,700      0      19,500
Occidental Petroleum Corp      COMMON    674599105     46,937   1,332,300   X                           1,180,500      0     151,800
Omnicare, Inc.                 COMMON    681904108     74,648   2,070,100   X                           1,840,500      0     229,600
Presidential Life Corporation  COMMON    740884101        152      10,000   X                                   0      0      10,000
Quest Diagnostics, Inc.        COMMON    74834L100     38,791     639,700   X                             570,600      0      69,100
Republic Services Inc.         COMMON    760759100     65,971   2,913,900   X                           2,603,000      0     310,900
SPX Corporation                COMMON    784635104     89,754   1,982,200   X                           1,779,600      0     202,600
Safeway, Inc.                  COMMON    786514208     67,148   2,927,100   X                           2,612,600      0     314,500
Sprint Corporation             COMMON    852061100        445      29,500   X                                   0      0      29,500
TJX Companies, Inc.            COMMON    872540109        738      38,000   X                                   0      0      38,000
TXU Corporation                COMMON    873168108     85,952   3,648,200   X                           3,244,200      0     404,000
Telephone & Data Systems       COMMON    879433100      2,759      48,800   X                              45,800      0       3,000
Textron Incorporated           COMMON    883203101     54,147   1,372,554   X                           1,196,454      0     176,100
Thermo Electron Corporation    COMMON    883556102     87,356   4,025,600   X                           3,596,400      0     429,200
Triad Hospitals, Inc.          COMMON    89579K109     73,698   2,433,900   X                           2,170,200      0     263,700
Tyco International Ltd.        COMMON    902124106     84,172   4,120,000   X                           3,681,100      0     438,900
Watson Pharmaceuticals, Inc.   COMMON    942683103    106,209   2,547,600   X                           2,274,700      0     272,900
Weatherford International Ltd. COMMON    G95089101     47,421   1,255,200   X                           1,114,600      0     140,600
Wells Fargo & Company          COMMON    949746101     79,629   1,546,200   X                           1,378,000      0     168,200

   TOTALS:                         55               3,006,264